Prepayments and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepayments and other receivables
VAT receivables	$ 387	$ 376
Prepayments	638	1,175
Other receivables	113	2
Total receivables	$ 1,138	$ 1,553